TAXES PAYABLE (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 718,735	$ 105,929	¥ 193,484
Income tax payable	440,030	64,852	440,030
Other taxes payable	322,543	47,537	162,115
Total taxes payable	¥ 1,481,308	$ 218,318	¥ 795,629